Selected Statement of Operations Data - Weighted Average Number of Shares for Computation of Earnings Per Share (Detail) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Weighted average number of shares issued and outstanding (net of treasury shares) used in computation of basic earnings per share	47,989	45,534	42,412
Add - incremental shares from assumed exercise of options and RSUs	861	927	910
Weighted average number of shares used in computation of diluted earnings per share	48,850	46,461	43,322